Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Australia 2.8%
Ansell Ltd.	1,643,510	31,515,103
Santos Ltd.	13,816,911	80,107,728
Total		111,622,831
Austria 0.6%
S&T AG	1,179,725	22,044,450
Brazil 0.4%
JBS SA	2,123,239	16,719,049
Canada 6.2%
Alimentation Couche-Tard, Inc.	1,885,475	84,941,769
Cameco Corp.(a)	2,199,316	64,000,096
West Fraser Timber Co., Ltd.	352,975	29,042,122
Yamana Gold, Inc.	12,616,463	70,399,863
Total		248,383,850
China 1.3%
JD.com, Inc., Class A(b)	33,514	952,297
Li Ning Co., Ltd.	2,088,500	17,734,200
Tencent Holdings Ltd.	695,500	32,058,616
Total		50,745,113
Denmark 0.9%
Novo Nordisk A/S, Class B	334,122	37,059,524
Finland 1.6%
UPM-Kymmene OYJ	1,903,625	62,162,923
France 4.7%
AtoS	417,161	11,391,217
Capgemini SE	68,058	15,102,284
DBV Technologies SA, ADR(b)	682,508	1,085,188
Eiffage SA	759,318	77,930,502
Societe Generale SA	547,094	14,666,146
TotalEnergies SE	988,251	50,005,062
Worldline SA(b)	420,367	18,244,011
Total		188,424,410
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 5.0%
Aroundtown SA	5,632,204	32,184,509
Covestro AG	702,810	35,390,282
Duerr AG	765,927	22,597,706
E.ON SE	4,181,016	48,575,673
KION Group AG	544,917	35,913,919
TeamViewer AG(b)	1,719,659	25,394,829
Total		200,056,918
Hong Kong 1.4%
Hong Kong Exchanges and Clearing Ltd.	765,000	35,858,092
WH Group Ltd.	30,620,750	19,228,461
Total		55,086,553
Ireland 1.3%
Amarin Corp. PLC, ADR(b)	511,857	1,684,010
Flutter Entertainment PLC(b)	438,075	50,485,772
Total		52,169,782
Israel 1.6%
Bank Hapoalim BM	3,707,212	36,703,742
Check Point Software Technologies Ltd.(b)	208,444	28,819,467
Total		65,523,209
Japan 20.2%
Amano Corp.	1,433,300	25,629,876
BayCurrent Consulting, Inc.	85,500	30,949,147
COMSYS Holdings Corp.	1,937,000	42,180,226
ExaWizards, Inc.(b)	1,067,100	6,769,339
Invincible Investment Corp.	87,348	30,147,460
ITOCHU Corp.	2,518,700	85,197,445
JustSystems Corp.	464,400	21,875,071
Kinden Corp.	1,459,900	18,815,669
Koito Manufacturing Co., Ltd.	883,200	35,742,709
MatsukiyoCocokara & Co.	1,625,200	57,487,022
Meitec Corp.	398,400	21,581,975
Money Forward, Inc.(b)	217,800	9,667,326
Net Protections Holdings, Inc.(b)	790,700	4,541,731
Nihon M&A Center Holdings, Inc.	2,631,800	36,813,497
Nippon Telegraph & Telephone Corp.	733,600	21,313,946
Columbia Variable Portfolio – Overseas Core Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ORIX Corp.	3,254,600	64,872,508
Round One Corp.	3,200,000	35,066,849
Shionogi & Co., Ltd.	612,500	37,634,054
Ship Healthcare Holdings, Inc.	2,299,400	37,251,486
SoftBank Group Corp.	350,600	15,675,204
Sony Group Corp.	611,700	62,929,076
Takeda Pharmaceutical Co., Ltd.	2,029,385	57,821,693
Takuma Co., Ltd.	1,075,700	12,530,162
Uchida Yoko Co., Ltd.	402,700	15,978,043
ValueCommerce Co., Ltd.	609,700	18,413,763
Total		806,885,277
Netherlands 4.7%
ABN AMRO Bank NV	3,037,378	38,786,810
ASR Nederland NV	1,108,715	51,761,388
ING Groep NV	4,146,647	43,294,870
Signify NV	1,177,042	54,752,923
Total		188,595,991
Norway 2.4%
SalMar ASA	735,940	58,175,433
Yara International ASA	784,940	39,253,702
Total		97,429,135
Pakistan 0.2%
Lucky Cement Ltd.(b)	1,879,752	6,507,013
Russian Federation —%
Lukoil PJSC, ADR(c),(d)	133,228	0
Singapore 1.9%
BW LPG Ltd.	3,038,421	20,727,863
Venture Corp., Ltd.	4,326,900	55,760,966
Total		76,488,829
South Africa 0.5%
Impala Platinum Holdings Ltd.	1,386,347	21,339,075
South Korea 2.6%
Hyundai Home Shopping Network Corp.	275,018	13,605,981
Samsung Electronics Co., Ltd.	959,119	54,883,650
Youngone Corp.	877,091	34,292,805
Total		102,782,436
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 1.1%
ACS Actividades de Construccion y Servicios SA	1,214,142	32,732,605
Tecnicas Reunidas SA(b)	1,041,136	8,869,301
Total		41,601,906
Sweden 2.8%
Granges AB	1,491,468	14,622,191
Samhallsbyggnadsbolaget i Norden AB	13,974,389	62,378,241
Sandvik AB	1,059,730	22,511,668
Stillfront Group AB(b)	4,894,224	13,762,147
Total		113,274,247
Switzerland 5.1%
Landis+Gyr Group AG(b)	451,127	28,533,941
Nestlé SA, Registered Shares	342,138	44,484,325
Roche Holding AG, Genusschein Shares	155,397	61,484,666
UBS AG	3,540,867	69,193,174
Total		203,696,106
Taiwan 4.9%
Fubon Financial Holding Co., Ltd.	30,157,100	80,073,704
Parade Technologies Ltd.	1,083,000	67,685,292
Tripod Technology Corp.	9,760,000	45,422,301
Total		193,181,297
United Kingdom 18.2%
AstraZeneca PLC, ADR	2,113,754	140,226,440
British American Tobacco PLC	1,913,368	80,356,134
BT Group PLC	7,247,651	17,280,648
Crest Nicholson Holdings PLC	3,438,614	12,013,796
DCC PLC	810,026	62,723,591
Intermediate Capital Group PLC	542,987	12,606,572
JD Sports Fashion PLC	27,594,504	53,172,282
John Wood Group PLC(b)	4,333,030	9,138,961
Just Group PLC(b)	15,079,437	17,322,010
Liberty Global PLC, Class C(b)	3,022,338	78,308,778
Shell PLC	3,285,886	89,740,060
TP Icap Group PLC	18,365,109	35,777,858
Vodafone Group PLC	57,794,803	94,771,106
WPP PLC	1,667,052	21,818,536
Total		725,256,772

2	Columbia Variable Portfolio – Overseas Core Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 4.7%
ACADIA Pharmaceuticals, Inc.(b)	115,625	2,800,438
Aerie Pharmaceuticals, Inc.(b)	540,033	4,914,300
Broadcom, Inc.	58,926	37,104,524
Burford Capital Ltd.	3,592,101	33,011,408
Insmed, Inc.(b)	398,596	9,367,006
Livent Corp.(a),(b)	1,481,887	38,632,794
Primo Water Corp.	3,758,000	53,551,500
Quotient Ltd.(b)	1,569,377	1,883,252
Sage Therapeutics, Inc.(b)	139,739	4,625,361
Total		185,890,583
Total Common Stocks (Cost $4,015,764,468)		3,872,927,279

Exchange-Traded Equity Funds 1.0%
	Shares	Value ($)
United States 1.0%
iShares MSCI EAFE ETF	552,344	40,652,519
Total Exchange-Traded Equity Funds (Cost $39,580,971)		40,652,519
Preferred Stocks 0.9%
Issuer	Shares	Value ($)
Germany 0.9%
Porsche Automobil Holding SE	347,798	33,456,085
Total Preferred Stocks (Cost $33,194,141)		33,456,085

Options Purchased Calls 0.0%
Value ($)
(Cost $1,159,581)	1,505,960

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(e),(f)	20,499,990	20,491,790
Total Money Market Funds (Cost $20,491,790)		20,491,790
Total Investments in Securities (Cost $4,110,190,951)		3,969,033,633
Other Assets & Liabilities, Net		19,010,909
Net Assets		$3,988,044,542

At March 31, 2022, securities and/or cash totaling $49,822,473 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
153,163,000 AUD	114,979,464 USD	State Street	04/07/2022	363,456	—
181,411,000 CAD	143,057,073 USD	State Street	04/07/2022	—	(2,052,108)
84,878,000 CHF	91,958,202 USD	State Street	04/07/2022	94,512	—
20,477,000 CHF	22,125,603 USD	State Street	04/07/2022	—	(36,710)
275,234,000 DKK	41,296,663 USD	State Street	04/07/2022	360,601	—
274,296,000 EUR	306,141,766 USD	State Street	04/07/2022	2,674,935	—
18,744,000 GBP	25,423,237 USD	State Street	04/07/2022	800,650	—
49,256,000 ILS	15,186,299 USD	State Street	04/07/2022	—	(249,867)
8,780,377,000 JPY	75,770,813 USD	State Street	04/07/2022	3,642,562	—
111,397,831,000 KRW	93,002,030 USD	State Street	04/07/2022	1,120,653	—
373,144,000 NOK	42,366,448 USD	State Street	04/07/2022	—	(16,124)
431,863,000 SEK	46,665,190 USD	State Street	04/07/2022	731,557	—
107,031,000 SEK	11,068,681 USD	State Street	04/07/2022	—	(315,305)
5,520,451,000 TWD	198,913,667 USD	State Street	04/07/2022	6,213,277	—
110,052,838 USD	153,163,000 AUD	State Street	04/07/2022	4,563,170	—
145,407,983 USD	181,411,000 CAD	State Street	04/07/2022	—	(298,802)
113,727,603 USD	105,355,000 CHF	State Street	04/07/2022	298,400	—
42,258,236 USD	275,234,000 DKK	State Street	04/07/2022	—	(1,322,174)
89,137,090 USD	80,789,000 EUR	State Street	04/07/2022	243,659	—
220,124,633 USD	193,507,000 EUR	State Street	04/07/2022	—	(6,038,550)
Columbia Variable Portfolio – Overseas Core Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
24,701,657 USD	18,744,000 GBP	State Street	04/07/2022	—	(79,070)
15,506,375 USD	49,256,000 ILS	State Street	04/07/2022	—	(70,210)
73,098,720 USD	8,780,377,000 JPY	State Street	04/07/2022	—	(970,469)
92,013,017 USD	111,397,831,000 KRW	State Street	04/07/2022	—	(131,641)
43,517,873 USD	373,144,000 NOK	State Street	04/07/2022	—	(1,135,301)
58,364,435 USD	538,894,000 SEK	State Street	04/07/2022	—	(1,046,815)
193,192,777 USD	5,520,451,000 TWD	State Street	04/07/2022	—	(492,387)
171,849,000 CAD	137,719,934 USD	State Street	05/25/2022	277,349	—
9,252,000 GBP	12,150,023 USD	State Street	05/25/2022	—	(647)
103,218,000 ILS	32,531,123 USD	State Street	05/25/2022	141,821	—
6,919,978,000 JPY	56,963,131 USD	State Street	05/25/2022	51,447	—
78,688,648,000 KRW	64,919,271 USD	State Street	05/25/2022	196,284	—
419,289,000 NOK	48,876,157 USD	State Street	05/25/2022	1,272,150	—
5,429,647,000 TWD	190,313,600 USD	State Street	05/25/2022	321,178	—
121,652,049 USD	161,935,000 AUD	State Street	05/25/2022	—	(377,956)
85,320,212 USD	78,595,000 CHF	State Street	05/25/2022	—	(87,506)
48,712,218 USD	324,097,000 DKK	State Street	05/25/2022	—	(424,269)
336,955,576 USD	301,386,000 EUR	State Street	05/25/2022	—	(2,933,390)
40,628,184 USD	375,571,000 SEK	State Street	05/25/2022	—	(636,014)
Total				23,367,661	(18,715,315)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	10,354,016	5,036	25.00	04/20/2022	768,137	1,057,560
CBOE Volatility Index	Morgan Stanley	USD	3,125,120	1,520	28.00	05/18/2022	391,444	448,400
Total							1,159,581	1,505,960

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(35,929,770)	(12,347)	35.00	4/14/2022	(821,946)	(308,675)
Livent Corp.	Morgan Stanley	USD	(13,892,703)	(5,329)	30.00	4/14/2022	(175,754)	(133,225)
Total							(997,700)	(441,900)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	22,731,087	145,182,210	(147,421,507)	—	20,491,790	(4,356)	7,082	20,499,990
4	Columbia Variable Portfolio – Overseas Core Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2022 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Overseas Core Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7018_12_A01_(05/22)